SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 265,356		$ 248,590		$ 246,982
Gross profit	142,109		123,266		112,516
Operating expenses	116,496		113,953		107,095
Operating income (loss)	25,613		9,313		5,421
Compensation related to employees' share option plan	1,954		3,285		747
Other non-recurring expense	5,547		1,581		4,156
Surgical [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	104,693		95,962		89,801
Gross profit	62,162		52,829		47,517
Operating expenses	49,052		42,439		35,476
Operating income (loss)	13,110		10,390		12,041
Ophthalmic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	60,313		62,141		62,279
Gross profit	26,114		27,209		24,771
Operating expenses	25,669		26,535		26,955
Operating income (loss)	445		674		(2,184)
Aesthetic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	100,350		90,487		94,902
Gross profit	53,789		43,641		40,332
Operating expenses	47,015		41,721		42,593
Operating income (loss)	6,774		1,920		(2,261)
Unallocated expenses [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		[1]		[2]		[3]
Gross profit	44	[1]	(413)	[2]	(104)	[3]
Operating expenses	(5,240)	[1]	3,258	[2]	2,071	[3]
Operating income (loss)	5,284	[1]	(3,671)	[2]	(2,175)	[3]
Compensation related to employees' share option plan	1,954		3,285		747
Gain (loss) related to settlement with third parties	6,692
Expense from legal settlement with third parties					766
Other non-recurring expense			386		662
Other non-recurring income	$ 546

[1]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,954 income from settlement with third parties amounted $6,692 and other non-recurring income amounted $546
[2]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $3,285 and other non-recurring expenses amounted $386.
[3]	Unallocated expenses are primarily related to stock-based compensation expenses amounted $747, expense from legal settlement with third parties amounted $766 and other non-recurring expenses amounted $662.